Eaton Vance

Tax-Managed Equity Asset Allocation Fund

July 31, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Investments in Affiliated Portfolios — 93.9%

Description		Value
Tax-Managed Growth Portfolio (identified cost, $80,107,325)		$246,901,014
Tax-Managed International Equity Portfolio (identified cost, $29,849,226)		37,872,834
Tax-Managed Multi-Cap Growth Portfolio (identified cost, $35,563,771)		108,838,010
Tax-Managed Small-Cap Portfolio (identified cost, $53,127,601)		71,754,666
Tax-Managed Value Portfolio (identified cost, $89,931,218)		177,198,584

Total Investments in Affiliated Portfolios (identified cost $288,579,141)		$642,565,108

Debt Obligations — 3.7%(1)

Security	Principal Amount (000’s omitted)	Value
Automobiles — 0.0%(2)
General Motors Financial Co., Inc., Series C, 5.70% to 9/30/30(3)(4)	$274	$313,404

		$313,404

Banks — 2.1%
Banco Davivienda S.A., 6.65% to 4/22/31(3)(4)(5)	$200	$211,467
Banco Mercantil del Norte S.A./Grand Cayman, 8.375% to 10/14/30(3)(4)(5)	400	484,028
Barclays PLC, 6.125% to 12/15/25(3)(4)	1,000	1,114,630
BNP Paribas S.A., 4.625% to 2/25/31(3)(4)(5)	603	628,507
Citigroup, Inc.:
5.95% to 1/30/23(3)(4)	330	346,993
Series M, 6.30% to 5/15/24(3)(4)	940	1,014,730
Comerica, Inc., 5.625% to 7/1/25(3)(4)	398	443,770
Credit Suisse Group AG, 4.50% to 9/3/30(3)(4)(5)	1,017	1,014,051
Farm Credit Bank of Texas, Series 3, 6.20% to 6/15/28(3)(4)(5)	473	512,022
HSBC Holdings PLC:
4.60% to 12/17/30(3)(4)	253	260,464
6.375% to 9/17/24(3)(4)	251	274,531
Huntington Bancshares, Inc., Series F, 5.625% to 7/15/30(3)(4)	395	463,631
JPMorgan Chase & Co.:
Series KK, 3.65% to 6/1/26(3)(4)	881	890,361
Series X, 6.10% to 10/1/24(3)(4)	696	758,205
KeyCorp, Series D, 5.00% to 9/15/26(3)(4)	975	1,084,336
Lloyds Banking Group PLC, 7.50% to 6/27/24(3)(4)	600	677,844

Security	Principal Amount (000’s omitted)	Value
Natwest Group PLC:
4.60% to 6/28/31(3)(4)	$200	$205,250
6.00% to 12/29/25(3)(4)	229	255,049
8.00% to 8/10/25(3)(4)	778	921,094
PNC Financial Services Group, Inc. (The), Series S, 5.00% to 11/1/26(3)(4)	485	542,139
Societe Generale S.A.:
4.75% to 5/26/26(3)(4)(5)	200	207,000
5.375% to 11/18/30(3)(4)(5)	943	1,020,797
Standard Chartered PLC, 4.75% to 1/14/31(3)(4)(5)	277	284,098
SVB Financial Group., Series C, 4.00% to 5/15/26(3)(4)	200	208,250
Truist Financial Corp.:
Series P, 4.95% to 9/1/25(3)(4)	198	216,810
Series Q, 5.10% to 3/1/30(3)(4)	249	286,973

		$14,327,030

Capital Markets — 0.3%
AerCap Holdings NV, 5.875% to 10/10/24, 10/10/79(3)	$425	$446,870
Charles Schwab Corp. (The):
Series G, 5.375% to 6/1/25(3)(4)	651	728,599
Series I, 4.00% to 6/1/26(3)(4)	467	488,599
UBS Group AG:
4.375% to 2/10/31(3)(4)(5)	419	432,618
6.875% to 8/7/25(3)(4)(6)	348	399,830

		$2,496,516

Diversified Financial Services — 0.1%
American AgCredit Corp., 5.25% to 6/15/26(3)(4)(5)	$664	$680,600

		$680,600

Electric Utilities — 0.2%
Emera, Inc., Series 16-A, 6.75% to 6/15/26, 6/15/76(3)	$450	$527,843
Southern California Edison Co., Series E, 6.25% to 2/1/22(3)(4)	249	253,221
Southern Co. (The), Series B, 5.50% to 3/15/22, 3/15/57(3)	366	373,565

		$1,154,629

Food Products — 0.2%
Land O’ Lakes, Inc., 8.00%(4)(5)	$1,124	$1,213,920

		$1,213,920

Gas Utilities — 0.1%
NiSource, Inc., 5.65% to 6/15/23(3)(4)	$645	$678,056

		$678,056

Insurance — 0.1%
QBE Insurance Group, Ltd., 5.875% to 5/12/25(3)(4)(5)	$469	$515,900

		$515,900

Multi-Utilities — 0.1%
Centerpoint Energy, Inc., Series A, 6.125% to 9/1/23(3)(4)	$900	$952,312

		$952,312

Oil, Gas & Consumable Fuels — 0.4%
DCP Midstream, L.P., Series A, 7.375% to 12/15/22(3)(4)	$925	$901,445
EnLink Midstream Partners, L.P., Series C, 6.00% to 12/15/22(3)(4)	1,422	1,114,137

Security	Principal Amount (000’s omitted)	Value
Odebrecht Oil & Gas Finance, Ltd., 0.00%(4)(5)	$550	$7,573
Plains All American Pipeline, L.P., Series B, 6.125% to 11/15/22(3)(4)	1,050	941,062

		$2,964,217

Pipelines — 0.1%
Energy Transfer, L.P., Series B, 6.625% to 2/15/28(3)(4)	$359	$354,028

		$354,028

Total Debt Obligations (identified cost $24,541,292)		$25,650,612

Exchange-Traded Funds — 1.0%

Security	Shares	Value
Equity Funds — 1.0%
Global X U.S. Preferred ETF	130,000	$3,398,200
iShares Preferred & Income Securities ETF	86,286	3,401,394

Total Exchange-Traded Funds (identified cost $6,710,738)		$6,799,594

Preferred Stocks — 1.4%

Security	Shares	Value
Banks — 0.3%
First Republic Bank, Series M, 4.00%	15,600	$390,000
JPMorgan Chase & Co., Series LL, 4.625%	8,000	210,400
Signature Bank, Series A, 5.00%	15,000	394,650
Wells Fargo & Co.:
Series DD, 4.25%	16,000	400,320
Series L, 7.50% (Convertible)	515	778,943
Series Z, 4.75%	7,300	191,187

		$2,365,500

Capital Markets — 0.1%
Stifel Financial Corp., Series D, 4.50%	15,600	$395,928

		$395,928

Electric Utilities — 0.2%
Brookfield BRP Holdings Canada, Inc., 4.625%	24,000	$601,440
SCE Trust III, Series H, 5.75% to 3/15/24(3)	15,237	386,258
SCE Trust IV, Series J, 5.375% to 9/15/25(3)	5,882	147,344
SCE Trust V, Series K, 5.45% to 3/15/26(3)	5,504	140,352

		$1,275,394

Equity Real Estate Investment Trusts (REITs) — 0.1%
SITE Centers Corp., Series A, 6.375%	11,958	$317,365

		$317,365

Independent Power and Renewable Electricity Producers — 0.0%(2)
Algonquin Power & Utilities Corp., Series 19-A, 6.20% to 7/1/24(3)	8,987	$251,928

		$251,928

Security	Shares	Value
Insurance — 0.3%
American Equity Investment Life Holding Co., Series B, 6.625% to 9/1/25(3)	25,890	$736,053
Athene Holding, Ltd., Series C, 6.375% to 6/30/25(3)	19,400	557,750
RenaissanceRe Holdings, Ltd., Series G, 4.20%	20,000	509,800

		$1,803,603

Oil, Gas & Consumable Fuels — 0.2%
NuStar Energy, L.P., Series B, 7.625% to 6/15/22(3)	59,201	$1,379,383

		$1,379,383

Pipelines — 0.1%
Energy Transfer, L.P.:
Series C, 7.375% to 5/15/23(3)	15,000	$376,050
Series E, 7.60% to 5/15/24(3)	14,960	375,197

		$751,247

Real Estate Management & Development — 0.1%
Brookfield Property Partners, L.P.:
Series A, 5.75%	2,121	$51,943
Series A-1, 6.50%	14,575	371,517
Series A2, 6.375%	19,390	493,088

		$916,548

Total Preferred Stocks (identified cost $9,146,746)		$9,456,896

Total Investments — 100.0% (identified cost $328,977,917)		$684,472,210

Other Assets, Less Liabilities — (0.0)%(2)		$(248,484)

Net Assets — 100.0%		$684,223,726

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Debt obligations are hybrid instruments, as determined by the investment adviser. These instruments have characteristics of both equity and debt.

(2)	Amount is less than 0.05% or (0.05)%, as applicable.

(3)	Security converts to variable rate after the indicated fixed-rate coupon period.

(4)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(5)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2021, the aggregate value of these securities is $7,212,581 or 1.1% of the Fund’s net assets.

(6)

Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At July 31, 2021, the aggregate value of these securities is $399,830 or 0.1% of the Fund’s net assets.

The Fund did not have any open derivative instruments at July 31, 2021.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2021, the hierarchy of inputs used in valuing the Fund’s investments in securities and investments in the Portfolios, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Investments in Affiliated Portfolios	$642,565,108	$—	$—	$642,565,108
Debt Obligations	—	25,650,612	—	25,650,612
Exchange-Traded Funds	6,799,594	—	—	6,799,594
Preferred Stocks	9,204,968	251,928	—	9,456,896
Total Investments	$658,569,670	$25,902,540	$—	$684,472,210

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

A copy of Part F to Form N-PORT (containing a Portfolio of Investments) for each Portfolio at July 31, 2021 is available by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.